Subsequent events (Details) $ in Thousands, $ in Millions																				12 Months Ended
	Apr. 26, 2023 CLP ($)	Apr. 20, 2023 CLP ($)	Apr. 13, 2023 CLP ($)	Feb. 01, 2023 CLP ($)	Feb. 01, 2023 CLF	Jan. 31, 2023	Jan. 30, 2023 USD ($)	Jan. 13, 2023 USD ($)	Jan. 06, 2023 USD ($)	Aug. 19, 2022 USD ($)	Aug. 11, 2022 USD ($)	Jul. 07, 2022 USD ($)	Mar. 04, 2022 USD ($)	Feb. 17, 2022 USD ($)	Feb. 14, 2022 USD ($)	Sep. 15, 2021 USD ($)	Jul. 06, 2021 USD ($)	May 04, 2021 USD ($)	Apr. 01, 2021 USD ($)	Dec. 31, 2022 CLP ($)	Dec. 31, 2021 CLP ($)
Subsequent events
Notional Amount																				$ 1,264,075,163	$ 1,189,651,529
Credit line																				$ 1,187,697,500
Sustainable Development Goals Linked Revolving Facility [Member]
Subsequent events
Committed amount																			$ 290
Short-term loans										$ 100	$ 150	$ 50	$ 100	$ 200	$ 100	$ 90	$ 100	$ 100
Credit Facility with Enel Finance International NV [Member]
Subsequent events
Proceeds from borrowings, classified as financing activities	$ 290,000	$ 50,000
Credit Facility with Enel Finance International NV [Member] | Sustainable Development Goals Linked Revolving Facility [Member]
Subsequent events
Committed amount							$ 290	$ 290	$ 290
Credit line							$ 100	90	100
Short-term loans								$ 100	$ 190
Percent available under line of credit						100.00%
BBVA y MIZUHO Credit Line [Member]
Subsequent events
Margin rate of interest			90.00%
Proceeds from borrowings, classified as financing activities			$ 90,000
Other disposals of assets [member] | Enel Generacin Chile S.A. [Member] | Santa Rosa Complex [Member]
Subsequent events
Sale price | CLF					CLF 864,947.84
Amount of sale of subsidiary				$ 27,119,224	768,447.84
Cash receivable from sale of property | CLF					CLF 96,500
Period for receiving remaining cash consideration on sale of property				2 years	2 years
Sale consideration on movable assets				$ 405,919
Lease Agreement [Member] | Santa Rosa Complex [Member]
Subsequent events
Lease term				7 years	7 years